GCAT DEPOSITOR III, LLC ABS-15G

Exhibit 99.5

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
GCAT2023INV10082	LTV	75.00%	71.54%	Incoming Value: 75.00 Audit Val3ue: Audit Value of 1st lien / Value 71.54